ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of subsidiaries and PRC domestic entities

The Company is principally engaged in the provision of marketing services, listing services, leads generation, financial services, and other services to the real estate and home furnishing industries in the PRC. Details of the Company’s major subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries as of December 31, 2024 were as follows:

Company name	Date of Establishment	Place of Establishment	Principal Activities
Beijing SouFun Network Technology Co., Ltd. (“SouFun Network”)	March 16, 2006	PRC	Provision of technology, leads generation and information consultancy services

Beijing SouFun Science and Technology Development Co., Ltd. (“Beijing Technology”)	March 14, 2006	PRC	Provision of marketing services, leads generation services and listing services

Beijing Fangtianxia Technology Development Co., Ltd.	August 19, 2019	PRC	Provision of technology, leads generation and listing services

Xinjiang Tuo Shi Huan Yu Network Technology Co., Ltd.	November 29, 2017	PRC	Provision of technology, leads generation and listing services

Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. (“Beijing TuoShi”)	November 19, 2010	PRC	Provision of technology, leads generation and information consultancy services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. (“Beijing Yi Ran Ju Ke”)	July 8, 2011	PRC	Provision of marketing services, rental services, leads generation services and real estate agency services

Beijing Hua Ju Tian Xia Network Technology Co., Ltd. (“Beijing Hua Ju Tian Xia”)	July 25, 2012	PRC	Provision of technology and information consultancy services

Beijing FTX Digital Technology Service Co., Ltd (previously known as Beijing Tianxia Dai Information service Co., Ltd.)	April 9, 2014	PRC	Provision of finance information services

Company	Date of Establishment	Place of Establishment	Principal Activities
Shanghai SouFun Microfinance Co., Ltd. (“Shanghai SouFun Microfinance”)	January 19, 2015	PRC	Provision of Microfinance services

Nanning Tian Xia Dai Microfinance Co., Ltd (“Beihai Tian Xia Dai Microfinance”)	September 12, 2014	PRC	Provision of microfinance services

Shanghai BaoAn Enterprise Co., Ltd.(“Shanghai BaoAn Enterprise”)	July 27, 1992	PRC	Lease, resale and management of property

Shanghai BaoAn Hotel Co., Ltd. (“ShanghaiBaoAn Hotel”)	May 9, 2003	PRC	Operation and management of hotel, restaurant and other catering business

Chongqing Tian Xia Dai Microfinance Co., Ltd (“Chongqing Tian Xia Dai Microfinance”)	December 11, 2014	PRC	Provision of microfinance services

Best Fang Holdings LLC	August 30, 2017	United States of America	Investment holding

Best Work Holdings (New York) LLC (“Best Work”)	March 14, 2011	United States of America	Investment holding

Schedule of Company's consolidated balance sheets

	As of December 31,
	2023	2024
	US$	US$
Total current assets	87,828	65,616
Total non-current assets	345,673	318,299
Total assets	433,501	383,915
Total current liabilities	179,698	230,839
Total non-current liabilities	205,391	177,122
Total liabilities	385,089	407,961

Schedule of consolidated statements of comprehensive income (loss)

	Year Ended December 31.
	2022	2023	2024
	US$	US$	US$
Total revenues	53,211	33,401	15,213
Net loss	(28,504)	(119,022)	(37,921)

Schedule of consolidated statements of cash flows

	Year Ended December 31.
	2022	2023	2024
	US$	US$	US$
Net cash used in operating activities	(154,091)	(74,524)	(1,567)
Net cash provided by (used in) investing activities	11,340	2,979	(1,655)
Net cash provided by (used in) financing activities	(55,084)	85,970	(12,217)